FINANCIAL DEBT WITH THIRD PARTIES - MOVEMENT OF FINANCE LEASE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Finance lease liabilities	$ 155,832,000	$ 152,699,000	$ 194,765,000
Right-of-use assets	142,705,000	137,842,000
Additions to right-of-use assets	0	(2,070,000)
Additions To Finance Lease Liabilities	55,354,000	29,635,000
Gains (losses) on exchange differences on translation, before tax	(19,297,000)	(37,347,000)
Transfers	0	0
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	0	1,331,000
Interest expense on lease liabilities	(961,000)	(559,000)
Transfers	0	36,469,000
Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions To Finance Lease Liabilities		726,000
Interest expense on lease liabilities	13,654,000	14,426,000
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	142,705,000	137,842,000	181,564,000
Additions to right-of-use assets	16,290,000	(14,533,000)
Gains (losses) on exchange differences on translation, before tax	(11,426,000)	(31,259,000)
Transfers		2,070,000
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	233,833,000	237,651,000	253,424,000
Additions to right-of-use assets	18,852,000	32,723,000
Gains (losses) on exchange differences on translation, before tax	(22,669,000)	(47,165,000)
Transfers		(1,331,000)
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(91,128,000)	(99,809,000)	(71,860,000)
Additions to right-of-use assets	(2,562,000)	(47,256,000)
Gains (losses) on exchange differences on translation, before tax	11,243,000	15,906,000
Transfers		3,401,000
Long-term borrowings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Finance lease liabilities	110,755,000	99,515,000	142,738,000
Additions To Finance Lease Liabilities	47,624,000	21,121,000
Cash outflow for leases	0	0
Gains (losses) on exchange differences on translation, before tax	(22,779,000)	(15,264,000)
Transfers	(13,605,000)	(49,777,000)
Long-term borrowings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense on lease liabilities	0	0
Long-term borrowings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions To Finance Lease Liabilities		697,000
Interest expense on lease liabilities	0	0
Short-term borrowings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Finance lease liabilities	45,077,000	53,184,000	$ 52,027,000
Additions To Finance Lease Liabilities	7,730,000	8,514,000
Cash outflow for leases	(45,617,000)	(48,947,000)
Gains (losses) on exchange differences on translation, before tax	3,482,000	(22,083,000)
Transfers	13,605,000	49,777,000
Short-term borrowings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense on lease liabilities	(961,000)	(559,000)
Short-term borrowings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions To Finance Lease Liabilities		29,000
Interest expense on lease liabilities	$ 13,654,000	$ 14,426,000